DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 26, 2020	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Derivative [Line Items]
(Loss) gain on derivatives		$ (500)	$ (2,900)	$ (1,500)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other, net	Other, net	Other, net
Cumulative gain (loss) related to cash flow hedges		$ 0	$ (1,400)
Cash flow hedge, gain (loss), before reclassification after tax		1,700	(5,100)
Cash flow hedge, gain (loss), reclassification after tax		300	(9,200)
Net change in derivatives (Note 12)		$ 1,441	4,077	$ (8,207)
Percentage of ownership before transaction	29.50%
Disposed of by sale | Non-US subsidiaries
Derivative [Line Items]
Percentage of ownership before transaction		100.00%
Foreign currency forward option contracts | Designated as hedging instrument | Hedging instrument for revenue
Derivative [Line Items]
Notional value		$ 0	$ 111,800
Maturity term or less			10 months
Foreign currency forward exchange contracts | Not designated as hedging instrument
Derivative [Line Items]
Notional value		$ 12,000	$ 26,300
Maturity term or less		9 months